Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity
27. Equity
27.1. Capital
The capital of R$12,821,758 (R$12,821,758 as of December 31, 2024) includes the paid-in share capital of R$12,831,619 less transaction costs in issuing shares registered in 2024, totaling R$9,861.
As detailed in Note 1, the preferred shares (PNA and PNB) were converted into common shares as part of the migration process to the Novo Mercado. Thus, as of December 2025, the Company's share capital is represented by common shares and one special class preferred share held by the State of Paraná. At General Meetings, each ordinary share has the right to one vote, respecting the limitations established in Article 6 of the Bylaws, so that any shareholder or group of shareholders, Brazilian or foreign, public or private, is prohibited from exercising voting rights in excess of the equivalent of 10% of the total number of shares into which Copel's voting capital is divided, regardless of their stake in the share capital.
The special class preferred share was created under the terms of State Law No. 21272/2022. As long as the State of Paraná holds shares representing at least 10% of the total shares issued by the Company, this share will grant veto power in General Meeting resolutions that authorize management to approve and execute the Annual Investments by Copel DIS, aimed at changing the Company's name and headquarters, and amending the clauses of the Bylaws related to the limitation so that no shareholder or group of shareholders will exercise votes corresponding to more than 10% of the total and the execution of shareholder agreements for the exercise of voting rights.
The table below presents the composition of the share capital by shares (without nominal value):

12.31.2025	Number of shares in units
	Common shares		Preferred shares		Total
	number of shares	%	Special class
			number of shares	%	number of shares	%
State of Paraná	474,643,911	15.91	1	100.00	474,643,912	15.91
BNDESPAR	655,807,810	21.99	–	—	655,807,810	21.99
Other shareholders	1,839,618,603	61.67	–	—	1,839,618,603	61.67
Treasury	12,740,266	0.43	–	—	12,740,266	0.43
	2,982,810,590	100.00	1	100.00	2,982,810,591	100.00
27.2. Equity valuation adjustments

Balance as of January 1, 2024	307,050
Actuarial liabilities
Post employment benefits	363,466
Taxes on adjustments	(123,578)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(50,552)
Taxes on adjustments	17,188
Actuarial liability - investment realization	4,018
Other adjustments
Adjustments on financial assets - subsidiaries	(569)
Taxes on other adjustments	243
Attributed to non-controlling interest	142
Balance as of December 31, 2024	517,408
Actuarial liabilities
Post employment benefits	(284,731)
Taxes on adjustments	96,809
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(64,602)
Taxes on adjustments	21,965
Other adjustments
Gains on financial assets - subsidiaries	2,271
Taxes on other adjustments	(711)
Attributed to non-controlling interest	(417)
Balance as of December 31, 2025	287,992
Fair values of fixed assets - deemed costs - were recognized on the first-time adoption of IFRS. The line item “Equity value adjustments” was the balancing item of this adjustment, net of deferred income tax and social contribution. The realization of such adjustments is recorded in the retained earnings line item, to the extent of the depreciation or possible disposal of the measured fixed assets. Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item.
27.3. Earnings per share - basic and diluted

	Continuing operations	Discontinued operations	12.31.2025	Continuing operations	Discontinued operations	12.31.2024	Continuing operations	Discontinued operations	12.31.2023
Numerator
Earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	2,669,716	18,898	2,688,614	968,042	191,351	1,159,393	863,846	38,574	902,420
Class “A” preferred shares	—	—	—	2,564	506	3,070	2,729	116	2,845
Class “B” preferred shares	—	—	—	1,375,335	271,833	1,647,168	1,291,502	62,043	1,353,545
	2,669,716	18,898	2,688,614	2,345,941	463,690	2,809,631	2,158,077	100,733	2,258,810
Denominator
Weighted average shares (in units):
Common shares	2,970,070,324	2,970,070,324	2,970,070,324	1,300,316,644	1,300,316,644	1,300,316,644	1,148,504,091	1,148,504,091	1,148,504,091
Class “A” preferred shares	—	—	—	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000
Class “B” preferred shares	—	—	—	1,679,299,366	1,679,299,366	1,679,299,366	1,679,335,291	1,679,335,291	1,679,335,291
	2,970,070,324	2,970,070,324	2,970,070,324	2,982,744,010	2,982,744,010	2,982,744,010	2,830,967,382	2,830,967,382	2,830,967,382
Basic earnings per share attributable to controlling shareholders
Common shares	0.89888	0.00636	0.90524	0.74447	0.14716	0.89163	0.75215	0.03359	0.78574
Class “A” preferred shares	—	—	—	0.81978	0.16187	0.98165	0.87237	0.03694	0.90931
Class “B” preferred shares	—	—	—	0.81899	0.16187	0.98086	0.76906	0.03694	0.80600
Diluting effect ILP program
Common shares	4,790,229	—	4,790,229	1,945,897	—	1,945,897	—	—	—
Diluted earnings per share attributable to controlling shareholders
Common shares	0.89743	0.00636	0.90379	0.74335	0.14716	0.89051	0.75215	0.03359	0.78574
Class “A” preferred shares	—	—	—	0.81978	0.16187	0.98165	0.87237	0.03694	0.90931
Class “B” preferred shares	—	—	—	0.81899	0.16187	0.98087	0.76906	0.03694	0.80600
Following the extinction of preferred shares as part of the migration process to the Novo Mercado, as detailed in Note 1, earnings per share are now calculated only for common shares, on a prospective basis.
27.4. Capital reserve
The capital reserve balance includes the amounts from the Long-Term Incentive Plan (ILP).
On April 22, 2024, the Special General Meeting approved the “Plan for the Granting of Restricted Shares and Performance Shares” whose objectives are: (i) aligning the compensation of the management and key positions with Copel's long-term objectives; (ii) linking part of the compensation to the Company's value generation; (iii) fostering a culture of meritocracy and high performance in the Company; and (iv) retaining and attracting talent that adds value to the Company.
The Plan is managed by the Board of Directors (“CAD”), with support from the People Committee. The members of the CAD are eligible only to be granted restricted shares and the Directors and Employees are eligible to be granted both restricted shares and restricted shares for performance.
Granting of restricted shares
Under the 1st and 3rd programs of Copel grant plan, restricted shares may be granted in an amount corresponding to up to 0.2% of the Company's share capital. The rights are vested after 2 years from the grant date, subject to the terms and conditions set forth in the plan, programs and specific agreements, unless otherwise defined by the CAD.
The shares received by participants are subject to a restriction period, starting from their delivery, for a period defined by the CAD, with a minimum of 2 years for participants who are Board Members. During the restriction period, the participant will be entitled to the proceeds corresponding to the shares, and may also exercise the political rights over the share without any restriction. As restricted shares have characteristics very similar to the Company's shares traded on the market, fair value is calculated considering the market value of the shares on the grant date.
Granting of restricted shares based on performance (Performance Shares)
Under the 2nd and 4th programs of Copel grant plan, performance-restricted shares may be granted in an amount corresponding to up to 0.8% of the Company's share capital. The rights are vested after 3 years from the grant date, subject to the terms and conditions set forth in the plan, programs and specific agreements, with the CAD being able, on an exceptional basis, to establish a longer term. All or part of the shares received by participants may be subject to a restriction period, as defined by the CAD.
The Program has a performance condition linked to TSR (Total Shareholder Return), a market condition that must be incorporated into the calculation of the fair value of the granted assets. Therefore, the calculation of fair value uses the Monte Carlo model in order to incorporate market performance conditions into the fair value of the asset.
The expense of the two programs is recognized on a pro rata basis with vesting beginning on the date the contracts are signed, at which time both parties reach a mutual understanding regarding the terms and conditions of the agreement. The table below presents details of the grants signed up to the date of these financial statements. The expense recognized in the income statement against Equity is shown in Note 29.2.

Shares granted	Start of vesting	Vesting date	Restriction until	Fair value calculation method	Interest rate	Volatility	Fair value R$	Status
1st Program 2024 (Restricted Shares)
397,742	Aug.2024	01.05.2025	05.01.2027	Quotation on the date of grant	n/a	n/a	8.62	Settled
516,047	Oct.2024	10.25.2025	n/a		n/a	n/a	8.19	Settled
516,050	Oct.2024	10.25.2026	n/a		n/a	n/a	8.19	In progress
516,058	Oct.2024	10.25.2027	n/a		n/a	n/a	8.19	In progress
39,564	June.2025	04.30.2025	n/a		n/a	n/a	11.75	Settled
51,605	June.2025	10.25.2025	n/a		n/a	n/a	11.75	Settled
39,564	June.2025	04.30.2026	n/a		n/a	n/a	11.75	In progress
3nd Program 2025 (Restricted Shares)
886,265	Oct. 2025	04.25.2027	04.25.2029	Quotation on the date of grant	n/a	n/a	12.10	In progress
2nd Program 2024 (Performance Shares)
1,910,717	June.2025	05.01.2027	10.28.2027	Monte Carlo	10.00% (*)	21.73% (**)	15.41	In progress
4th Program 2025 (Performance Shares)
2,738,579	Oct.2025	05.02.2028	11.02.2028	Monte Carlo	10.00% (*)	22.46% (**)	15.91	In progress
(*) Long-term interest rate - Focus Bulletin, Central Bank of Brazil.
(**) Calculated by the standard deviation of daily returns, considering the historical value of the share (CPLE3), in a period proportional to the expected acquisition of rights.
During 2025, part of the granted shares were settled through the delivery of treasury shares (Note 27.5), in accordance with the plan approved by the Company.
27.5. Treasury shares
On November 25, 2024, in accordance with Material Fact 09/24, the Board of Directors approved the creation of the Share Buyback Program for Common and Preferred Class B Shares, issued by the Company itself, with the aim of maximizing the generation of value for shareholders through efficient capital management. The purpose of the program is to acquire shares to be held in treasury, cancelled or sold, without reducing the Company's share capital, as well as complying with the plan for the granting of restricted and performance shares plan. Share acquisitions under the program may be carried out for up to 18 months from the date of its establishment.
The table below shows the movement in the balance of the treasury shares account:

January 1, 2024	—
Share buyback	50,044
December 31, 2024	50,044
Share buyback	70,046
Delivery of ILP shares (Note 27.4)	(6,701)
December 31, 2025	113,389
27.6. Dividend distribution proposal

	12.31.2025	12.31.2024	12.31.2023
Calculation basis for dividends
Net income for the year	2,688,614	2,809,631	2,258,810
Legal Reserve (5%)	(134,431)	(140,482)	(112,941)
Realization of equity evaluation adjustment	42,637	33,364	32,553
	2,596,820	2,702,513	2,178,422
Proposed dividends
Interest on own capital – gross value	1,100,000	883,000	958,000
Dividends	1,350,000	202,110	—
Additional proposed dividends	—	1,250,025	131,211
	2,450,000	2,335,135	1,089,211
Gross value of dividends per class of shares:
Ordinary shares	2,450,000	963,583	454,539
Class “A” preferred shares	—	2,552	1,502
Class “B” preferred shares	—	1,369,000	633,170
Gross value of dividends per share (a)
Ordinary shares	0.82490	0.74182	0.34557
Class “A” preferred shares	—	0.81600	0.48035
Class “B” preferred shares	—	0.81600	0.38012
Gross value of dividends per share – Units (b)	—	—	1.64173
(a) Values calculated based on the composition of the share capital on 12.31.2025
(b) The Units program was discontinued in December/2023.
Pursuant to the legal and statutory provisions in force and management’s resolution, the basis for calculating dividends is obtained from the adjusted net income that corresponds to the net income for the year less the portion allocated to the legal reserve, plus the realization amount of equity adjustments for the year. The minimum mandatory dividend defined in the Bylaws is 25% of net income, and the Company's dividend policy has established a minimum dividend of 75% of net income.
On April 24, 2025, the 70th Annual General Meeting approved the payment of the Additional proposed dividend recorded on December 31, 2024, in the amount of R$1,250,025. The Company's shareholders on the date of the Meeting were entitled to the amounts, paid in a single installment on May 15, 2025, respecting the negotiations carried out up to that date.
On November 18, 2025 Copel's Board of Directors approved the distribution of earnings based on the results for the first half of 2025, amounting to R$1,000,000, in the form of interest on equity (“JCP”). The amounts were provisioned on that date and paid on January 19, 2026.
On December 10, 2025, Copel's Board of Directors approved the distribution of earnings in the amount of R$1,350,000 in the form of dividends from profit retention reserve, with the payment date until June 30, 2026.
27.7. Legal reserve and profit retention reserve
The legal reserve is constituted based on 5% of the net income for the year, before any allocation, limited to 20% of the share capital.
The profit retention reserve aims to cover the Company's investment program, pursuant to article 196 of Law 6,404/1976, and is constituted on the basis of the Capital Budget proposed by the Board of Directors for resolution by the General Meeting. In December 2025, a premium payment of R$1,298,041 was made to shareholders as a result of the Company's migration to the Novo Mercado, as detailed in Note 1, and dividends payable in the amount of R$1,350,000 were appropriated, both with a counterpart in the profit retention reserve.